Fair Value Measurement - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 Managed Network Entities USD ($)	Dec. 31, 2012 Managed Network Entities CNY	Dec. 31, 2012 Fastweb Acquisition USD ($)	Dec. 31, 2012 Fastweb Acquisition CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of contingent consideration in shares	$ 9,079	56,564	$ 6,613	41,197